CERTAMX

1-31701

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03056184

American Stock Exchange
86 Trinity Place
New York, NY 10006

June 13, 2003

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
JUN 13 2003

PROCESSED
JUN 13 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on June 13, 2003, the American Stock Exchange (the "Exchange") received from First Trust Value Line® 100 Fund (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Shares of Beneficial Interest, $.01 par value

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl